Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Cash paid for investments, net of cash acquired (Details) - EUR (€) € in Millions							12 Months Ended
	Aug. 14, 2018	Jun. 05, 2018	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired							€ 284	€ 34	€ 1,189
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 234						234
Cash acquired net of transaction costs	(4)
Cash paid for investment securities, net of cash acquired	€ 230						230
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost		€ 50
Cash acquired net of transaction costs		(18)
Cash paid for investment securities, net of cash acquired		€ 32					36
Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost						€ 104
Loan reimbursement to former shareholders						16
Cash acquired net of transaction costs						(2)
Cash paid for investment securities, net of cash acquired						€ 122	3		122
Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost					€ 160
Cash acquired net of transaction costs					(18)
Cash paid for investment securities, net of cash acquired					€ 178				178
Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 500
Cash acquired net of transaction costs				6
Cash paid for investment securities, net of cash acquired				€ 494			(21)	€ 10	515
Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost			€ 207
Loan reimbursement to former shareholders			79
Cash paid for investment securities, net of cash acquired			€ 286				€ (19)		€ 305